Significant accounting policies - Narrative (Details)	1 Months Ended		12 Months Ended
	Jul. 31, 2020 USD ($)	Nov. 30, 2015 USD ($)	Dec. 31, 2020 USD ($) subsidiary	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 09, 2020
Debt Instrument [Line Items]
Advertising and promotion costs			$ 7,020,328	$ 8,088,451	$ 6,516,637
Short-term debt			0	349,640,000
Goodwill impairment charge			0	0	0
Carrying value of inventory			$ 4,800,000	3,200,000
Number of subsidiaries | subsidiary			2
Debt instrument, term			5 years
Cash outflow	$ 900,000		$ 905,000	0	$ 0
Senior Notes
Debt Instrument [Line Items]
Short-term debt			$ 350,000,000.0
Debt instrument, interest rate (in percent)			3.64%
Cash proceeds from interest rate hedge		$ 4,600,000
Senior Notes
Debt Instrument [Line Items]
Short-term debt			$ 350,000,000.0	$ 350,000,000.0
Series A note | Senior Notes
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)			2.32%
Series B note | Senior Notes
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)			2.43%
MeDiNova
Debt Instrument [Line Items]
Ownership percentage						100.00%